Other Comprehensive Income Components of Other Comprehensive Income (Loss) Including Reclassification Adjustments by Income Statement (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Components Of Other Comprehensive Income Loss [Line Items]
Cash flow hedge gain reclassification from accumulated other comprehensive income to net realized gains/losses on securities	$ 1,300.5	$ 1,281.0	$ 1,165.4
Pre Tax
Components Of Other Comprehensive Income Loss [Line Items]
Net unrealized gains on forecasted transactions, expected to reclassify into income within the next 12 months	1.9
6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067 | Net unrealized gains on forecasted transactions
Components Of Other Comprehensive Income Loss [Line Items]
Cash flow hedge gain reclassification from accumulated other comprehensive income to net realized gains/losses on securities	$ 0.2	$ 0.5	$ 0.8